CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (120,206,947)	$ 5,750,293
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value, warrant liability derivative		(184,594)
Change in fair value, convertible note derivative	3,585,904	(3,990,385)
Change in fair value, long-term and short-term note derivative	11,208,055	(12,369,120)
Change in fair value, contingent guarantee	3,256,863	839,775
Change in fair value of non-redemption agreement	164,626
Change in fair value, WDCO sellers convertible notes		(49,348)
Change in fair value, earnout liability	1,335,000	(929,000)
Change in fair value, subscription agreement	38,796	64,298
Change in fair value, stock payable	259,893	(232,793)
Change in fair value, Tau agreement		357,435
Loss on AtlasClear asset acquisition	86,392,769
Fee on sellers notes		16,340
Interest expense on convertible notes	1,896,714	7,276,092
Transaction costs paid with stock	1,401,937
Stock based compensation	1,462,650	83,745
Other non-cash (gain) loss		693,552
Depreciation expense	7,565	16,080
Amortization of intangibles	791,375	1,362,446
Bad debt expense	2,474	398,826
Net lease payments	114	(2,432)
Interest earned on marketable securities held in Trust Account	(251,569)
Changes in operating assets and liabilities:
Marketable securities	6,820
Receivables from brokers & dealers	2,203,271	(2,846,319)
Receivables from customers	(303,486)	104,143
Receivables from others	(59,043)	18,981
Advances and Prepaid expenses	133,158	3,222
Cash deposits with clearing organization & other B/Ds	21,664	(750,000)
Other assets	49,041	(255,231)
Payables to customers	(5,124,740)	3,772,375
Payables to officers & directors	98,048	(487,491)
Payable to brokers & dealers	(12,903)	492,745
Accounts payable and accrued expenses	(1,066,430)	1,862,062
Commissions and payroll taxes payable	39,638	121,828
Trading deposits		50
Deferred tax liability	(43,484)	(315,549)
Net cash provided by (used in) operating activities	(11,212,227)	822,027
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	68,418
Investment of cash into Trust Account	(160,000)
Cash withdrawn from Trust Account in connection with redemption	53,947,064
Cash paid for purchase of Pacsquare	(500,000)	(125,000)
Cash paid for extension of bankcorp agreement		(20,000)
Cash received from acquisition of Wilson-Davis	33,333,876
Cash withdrawn from Trust Account for working capital purposes	1,195,565
Cash paid to Wilson Davis shareholders	(8,092,568)
Net cash provided by (used in) investing activities	79,792,355	(145,000)
Cash Flows from Financing Activities:
Proceeds from stock issuance		1,870,381
Proceeds from secured convertible note	6,000,000
Transaction costs financed	5,002,968
Repayment on subordinated debt		(20,000)
Repayment of promissory note		(226,075)
Advances from related party	1,052,300
Redemption of common stock	(53,947,064)
Net cash provided by (used in) financing activities	(41,891,796)	1,624,306
Net Change in Cash	26,688,332	2,301,333
Cash - Beginning	619,554	27,307,886
Cash - Ending	27,307,886	29,609,219
Supplemental disclosure of non-cash investing and financing activities:
Decrease in goodwill due to change in deferred tax liability		1,564,200
Shares issued under Tau agreement		205,238
Value of shares transferred by related parties to settle obligation		2,412,930
Shares issued to related party for settlement of accounts payable		803,860
Shares issued for commercial bank acquisition extension		43,645
Initial value of derivative included in merger financing		113,044
Shares issued for stock payable		27,100
Promissory note issued under insurance premium		489,381
Prepaid stock based compensation		19,050
Shares issued to settled advances from related party and notes payable related party, net of deemed dividend	4,577,569
Transaction cost settled with subscription payable	2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition	31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition	44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition	10,963,000
Fair value of shares transferred to Wilson Davis shareholders	6,000,000
Short term notes issued to Wilson Davis shareholders	5,000,000
Long term notes issued to Wilson Davis shareholders	7,971,197
Initial value of derivative liability on convertible notes	1,668,731
Fair value of shares transferred to Secured convertible note holders	1,250,698
Redeemable shares transferred to permanent equity	1,195,566
Non-redemption agreement re-classed to permanent equity	1,606,279
Shares issued to purchase Pacsquare	1,226,500
Shares issued as deposit for Commercial bank acquisition	91,200
Excise tax related to redemptions	539,471
Accretion of common stock subject to possible redemption	592,577
Accounts payable settled with shares	64,376
Interest settled with shares	210,550
Interest settled with shares transferred by related party	48,750
Initial classification of non-redemption agreement liability	1,668,731
Common stock issued to settled vendor obligations	64,376
Convertible notes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion on convertible notes		4,575,000
Secured convertible notes
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Fee on sellers notes	1,500,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion on convertible notes		509,549
Short-term Merger Financing
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion on convertible notes		5,366,979
Merger financing
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion on convertible notes		1,695,676
Long-Term Notes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion on convertible notes		7,933,395
Pacsquare
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to purchase Pacsquare	$ 1,226,500	$ 77,300